REDWOOD MANAGED VOLATILITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 91.5%
	U.S. TREASURY BILLS — 91.5%
15,000,000	United States Treasury Bill(a)	0.000	05/05/22	$ 14,997,538

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $14,997,308)			14,997,538

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 8.6%
	MONEY MARKET FUNDS - 8.6%
1,408,423	First American Government Obligations Fund, Class X, 0.18% (Cost $1,408,423)(b)			1,408,423

	TOTAL INVESTMENTS - 100.1% (Cost $16,405,731)			$ 16,405,961
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(17,208)
	NET ASSETS - 100.0%			$ 16,388,753

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.